Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Summary of Other Non-current Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2019	2020
Prepayment for purchase of land use rights	—	130,260
Long-term deposits	29,316	60,655
Prepayments for purchase of property and equipment	7,159	37,212
Prepayments for acquisition of assets	100,000	—
Others	1,037	506

Total	137,512	228,633